Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Operating activities:
Net loss for the period	$ (3,032)	$ (1,212)
Interest paid	(37)	(23)
Income tax paid	(2)	(5)
Adjustments for:
Depreciation of property and equipment (Note 4)	221	174
Amortization of intangible assets (Note 5)	92	56
Depreciation of right of use assets (Note 6)	83	87	$ 334
Share-based compensation expense (Note 14(e))	222	43
Gain on derecognition of right of use assets		(27)
Financing costs (Note 13(b))	37	28
Unrealized loss (gain) on foreign currency translation	310	(79)
Change in defined benefit plan (Note 11)	11
Changes in working capital:
Amounts receivable	47	(3,097)
Contract asset and prepaid expenses	(68)	2,674
Accounts payable and accrued liabilities	(12)	(954)
Contract liability	654	1,717
Cash flows used in operating activities	(1,474)	(618)
Investing activities:
Purchase of property and equipment	(70)	(166)
Additions to intangible assets	(188)	(32)
Cash flows used in investing activities	(258)	(198)
Financing activities:
Proceeds from private placement		8,692
Issuance costs		(807)
Repurchase of share-based awards	(1,605)
Payment of lease obligations	(81)	(86)
Repayment of bank loan		(9)
Repayment of loan payable	(72)	(23)
Repayment of government loans		(47)
Cash flows (used in) provided by financing activities	(1,758)	7,720
Effect of foreign exchange on cash	(266)	54
Increase (decrease) in cash	(3,756)	6,958
Cash, beginning of period	22,521	445	445
Cash, end of period	$ 18,765	$ 7,403	$ 22,521